IFRS 7 - Disclosure - Market Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Market Risk [Line Items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Loss trading days	14 days
Positive trading days	95.00%
100 bps increase [member]
Market Risk [Line Items]
Increase (decrease) in economic value of shareholder's equity	$ (238)	$ (235)
Increase (decrease) in pre-tax net interest income	(73)	116
100 bps decrease [member]
Market Risk [Line Items]
Increase (decrease) in economic value of shareholder's equity	2	(225)
Increase (decrease) in pre-tax net interest income	$ (114)	$ (152)